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                   PROSPECTUS SUPPLEMENT DATED JUNE 30, 2008*

 PRODUCT NAME                                                           PRODUCT FORM #
 RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                     45313 L (5/08)


The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus(es) listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

----------------------------------------------------------------------------------------------
             AVAIL-
             ABLE       AVAIL-
             UNDER      ABLE
             CON-       UNDER
             TRACTS     CON-
             PUR-       TRACTS
             CHASED     PUR-
             ON OR      CHASED
             AFTER      PRIOR TO
             MAY 1,     MAY 1,                                                     INVESTMENT
FUND NAME    2007       2007       INVESTMENT OBJECTIVE AND POLICIES               ADVISER
----------------------------------------------------------------------------------------------
RVST         N          Y          Long-term growth of capital. Under normal       RiverSource
RiverSource                        market conditions, the Fund invests at least    Invest-
Variable                           80% of its net assets in equity securities of   ments, LLC
Portfolio -                        companies with a market capitalization
Large Cap                          greater than $5 billion. The Fund may also
Value Fund                         invest in income-producing equity securities
                                   and preferred stocks. The Fund may invest up
                                   to 25% of its net assets in foreign
                                   investments.
----------------------------------------------------------------------------------------------




THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45313-16 A (6/08)

*Effective until next prospectus update.